Exploration and Evaluation Assets (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Sep. 26, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Exploration And Evaluation Assets
Exploration and evaluation assets expense		$ 417,123	$ 417,123	$ 733,337	$ 733,337
Exploration and evaluation assets additional paid in capital transaction	$ 1,837,363